Pension and Other Post-Retirement Benefits - Projected benefit obligations, the plan assets, and the funded status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	$ 21,615	$ 16,563
Service costs	1,441	1,136	$ 870
Interest cost	323	292	311
Plan participant contributions	134	124
Actuarial (gains) losses	(503)	695
Defined Benefit Plan, Benefit Obligation, Business Combination	918	2,393
Benefit payments	(872)	(357)
Defined Benefit Plan, Plan Assets, Administration Expense	(43)	(40)
Effect of foreign currency translation	(1,283)	1,319
Defined Benefit Plan, Benefit Obligation, Ending Balance	21,473	21,615	16,563
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Plan Assets, Amount, Beginning Balance	6,665	5,487
Actual return on plan assets	262	213
Plan participant contributions	134	124
Defined Benefit Plan, Plan Assets, Business Combination	0	99
Employer contributions	1,366	583
Benefit payments	(872)	(357)
Defined Benefit Plan, Plan Assets, Administration Expense	43	40
Effect of foreign currency translation	(538)	556
Fair value of plan assets at end of year	6,717	6,665	$ 5,487
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(14,756)	(14,950)
Defined Benefit Plan, Plan Assets, Payment for Settlement	(257)	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	(257)	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	$ 0	$ (510)